Acquisitions - Narrative (Details)								3 Months Ended	12 Months Ended
	Sep. 19, 2019 USD ($) television_station	Jul. 26, 2019 USD ($)	Jun. 10, 2019 USD ($)	May 01, 2019 USD ($) television_station	Jan. 01, 2019 USD ($) television_station	Nov. 30, 2018 USD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill								$ 786,837,000	$ 1,224,679,000	$ 786,837,000	$ 708,773,000	$ 528,604,000
Television network affiliation relationships
Business Acquisition [Line Items]
Estimated useful life									20 years
Customer lists and advertiser relationships
Business Acquisition [Line Items]
Estimated useful life									20 years
Nexstar Media Group, Inc.
Business Acquisition [Line Items]
Number of television stations acquired | television_station	8
Business acquisition, purchase price	$ 582,000,000
Revenues from acquired operations									$ 79,800,000
Goodwill	164,457,000
Nexstar Media Group, Inc. | Television network affiliation relationships
Business Acquisition [Line Items]
Intangible assets acquired	181,000,000
Nexstar Media Group, Inc. | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Intangible assets acquired	$ 7,100,000
Cordillera Communications, LLC
Business Acquisition [Line Items]
Number of television stations acquired | television_station				15
Business acquisition, purchase price				$ 521,000,000
Revenues from acquired operations									105,200,000
Working capital adjustment				23,900,000
Goodwill				252,920,000
Cordillera Communications, LLC | Television network affiliation relationships
Business Acquisition [Line Items]
Intangible assets acquired				169,400,000
Cordillera Communications, LLC | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Intangible assets acquired				$ 5,900,000
Cordillera Communications, LLC | Shared service agreement
Business Acquisition [Line Items]
Estimated useful life				20 years
Intangible assets acquired				$ 13,000,000
Raycom Media, Inc.
Business Acquisition [Line Items]
Number of television stations acquired | television_station					3
Business acquisition, purchase price					$ 55,000,000
Revenues from acquired operations									23,400,000
Goodwill					18,349,000
Raycom Media, Inc. | Television network affiliation relationships
Business Acquisition [Line Items]
Intangible assets acquired					17,400,000
Raycom Media, Inc. | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Intangible assets acquired					$ 700,000
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Business Acquisition [Line Items]
Goodwill									$ 435,726,000
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Television network affiliation relationships
Business Acquisition [Line Items]
Estimated useful life									20 years
Intangible assets acquired									$ 367,800,000
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Intangible assets acquired									$ 13,700,000
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Customer lists and advertiser relationships | Minimum
Business Acquisition [Line Items]
Estimated useful life									5 years
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Customer lists and advertiser relationships | Maximum
Business Acquisition [Line Items]
Estimated useful life									10 years
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc. | Shared service agreement
Business Acquisition [Line Items]
Intangible assets acquired									$ 13,000,000
Omny Studio
Business Acquisition [Line Items]
Business acquisition, purchase price			$ 8,300,000
Goodwill			$ 5,300,000
Omny Studio | Developed Technology
Business Acquisition [Line Items]
Estimated useful life			10 years
Intangible assets acquired			$ 3,800,000
Triton Digital Canada, Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price						$ 160,000,000
Goodwill						80,656,000
Intangible assets acquired						75,000,000
Cash						$ 10,515,000
Goodwill, Purchase Accounting Adjustments									3,220,000
Decrease in fair value of DTL									$ (3,600,000)
Triton Digital Canada, Inc. | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Estimated useful life						12 years
Intangible assets acquired						$ 31,000,000
Triton Digital Canada, Inc. | Developed Technology
Business Acquisition [Line Items]
Intangible assets acquired						$ 39,000,000
Triton Digital Canada, Inc. | Developed Technology | Minimum
Business Acquisition [Line Items]
Estimated useful life									8 years
Triton Digital Canada, Inc. | Developed Technology | Maximum
Business Acquisition [Line Items]
Estimated useful life									12 years
Triton Digital Canada, Inc. | Trade names
Business Acquisition [Line Items]
Estimated useful life						10 years
Intangible assets acquired						$ 5,000,000
Katz Broadcasting Group
Business Acquisition [Line Items]
Business acquisition, purchase price							$ 292,000,000
Goodwill							203,760,000
Intangible assets acquired							32,300,000
Cash							$ 21,372,000
Goodwill, Purchase Accounting Adjustments										5,812,000
Increase in fair value of property and equipment										9,900,000
Decrease in the fair value of program assets										4,100,000
Increase in previously reported depreciation expense										300,000
Programming Expense, Purchase Accounting Adjustments										$ 300,000
Gain on fair value remeasurement of acquisition								$ 5,400,000
Katz Broadcasting Group | E.W. Scripps [Member]
Business Acquisition [Line Items]
Noncontrolling interest prior to acquisition							5.33%
Katz Broadcasting Group | Customer lists and advertiser relationships
Business Acquisition [Line Items]
Estimated useful life							5 years
Intangible assets acquired							$ 24,000,000
Katz Broadcasting Group | Trade names
Business Acquisition [Line Items]
Estimated useful life							10 years
Intangible assets acquired							$ 8,000,000
Senior Unsecured Notes, Due 2027 | Senior Notes
Business Acquisition [Line Items]
Debt issued		$ 500,000,000
Senior Unsecured Notes, Due 2027 | Senior Notes | Nexstar Media Group, Inc.
Business Acquisition [Line Items]
Proceeds from issuance of debt		$ 500,000,000
Term Loan B-1, Maturing 2026 | Nexstar Media Group, Inc.
Business Acquisition [Line Items]
Proceeds from issuance of debt				240,000,000
Term Loan B-1, Maturing 2026 | Cordillera Communications, LLC
Business Acquisition [Line Items]
Proceeds from issuance of debt				525,000,000
Term Loan B-1, Maturing 2026 | Cordillera Communications, LLC And Nexstar Media Group, Inc.
Business Acquisition [Line Items]
Debt issued				$ 765,000,000